Banking Facilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Banking Facilities [Abstract]
Total banking facilities available amount	$ 140,000		$ 6,519,000
Utilized the facilities in the amount	$ 140,000	$ 2,686,000